Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Information
The following options were granted in 2017 and 2016. The accounting fair values of the options were estimated at the date of grant using the Black-Scholes fair value option-pricing model and the following assumptions:

	2017	2016
Options granted (#)	774,924	788,188
Exercise price ($) (1)	42.36	37.30
Grant date fair value ($)	3.22	2.41
Assumptions:
Dividend yield (%) (2)	3.8	3.9
Expected volatility (%) (3)	16.1	16.4
Risk-free interest rate (%) (4)	1.2	0.7
Weighted average expected life (years) (5)	5.6	5.5

(1)	Five-day VWAP immediately preceding the date of grant

(2)	Based on average annual dividend yield up to the date of grant and the weighted average expected life of the options

(3)	Based on historical experience over a period equal to the weighted average expected life of the options

(4)	Government of Canada benchmark bond yield in effect at the date of grant that covers the weighted average expected life of the options

(5)	Based on historical experience

Summary of Stock Option Activity
The following table summarizes information related to stock options for 2017.

	Total Options		Non-vested Options (1)
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Grant Date Fair Value
Options outstanding, January 1, 2017	4,160,192	$34.45	1,815,018	$2.78
Granted	774,924	$42.36	774,924	$3.22
Exercised	(1,217,029)	$32.73	n/a	n/a
Vested	n/a	n/a	(761,830)	$3.03
Cancelled/Forfeited	(15,793)	$40.27	(15,793)	$2.88
Options outstanding, December 31, 2017	3,702,294	$36.65	1,812,319	$2.86
Options vested, December 31, 2017 (2)	1,889,975	$34.25

(1)
As at December 31, 2017, there was $5 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.

(2)	As at December 31, 2017, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $22 million.

Schedule of Additional Stock Option Information
The following table summarizes additional 2017 and 2016 stock option information.

(in millions)	2017	2016
Stock option expense recognized	$3	$2
Stock options exercised:
Cash received for exercise price	40	28
Intrinsic value realized by employees	15	15
Fair value of options that vested	2	3

DSU Plan Activity

Number of DSUs	2017	2016
DSUs outstanding, beginning of year	199,411	167,762
Granted	31,453	30,165
Granted - notional dividends reinvested	7,294	6,994
DSUs paid out	(53,363)	(5,510)
DSUs outstanding, end of year	184,795	199,411

PSU Plans Activity
The following table summarizes information related to the PSUs for 2017 and 2016.

Number of PSUs	2017	2016
PSUs outstanding, beginning of year	931,951	694,386
Granted	711,749	351,737
Granted - notional dividends reinvested	44,893	34,439
PSUs paid out	(239,509)	(148,168)
PSUs cancelled/ forfeited	(16,910)	(443)
Transferred to RSU Plan	(81,214)	—
PSUs outstanding, end of year	1,350,960	931,951

RSU Plans Activity

Number of RSUs	2017	2016
RSUs outstanding, beginning of year	123,612	58,740
Granted	349,496	70,393
Granted - notional dividends reinvested	15,407	4,709
RSUs paid out	(74,876)	(10,201)
RSUs cancelled/ forfeited	(12,090)	(29)
Transferred from PSU Plan	81,214	—
RSUs outstanding, end of year	482,763	123,612